Summary of Significant Accounting Policies (Details) $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024	Dec. 31, 2024 USD ($)
Summary of Significant Accounting Policies [Line Items]
Written down amount	$ 1,313			$ 1,165
Accounts receivable	36,995			31,640
Advance from customer	455			486
Cash equivalent value				17,983
Restricted cash	22,202
Bank account is insured by the government	70	¥ 500
China [Member]
Summary of Significant Accounting Policies [Line Items]
Cash equivalent value				$ 27,903
Restricted cash	30,660
Bank account is insured by the government	$ 150
Supplier Concentration Risk [Member] | Supplier A [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration of risk	15.90%	15.90%	25.00%
Supplier Concentration Risk [Member] | Supplier B [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration of risk	8.70%	8.70%	10.10%
Consolidated Subsidiaries [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interest	100.00%